Share-based compensation - Share Options - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) installment shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Share-based compensation
Allocated Share-based Compensation Expense	$ 7,873	$ 10,164	$ 9,009
Vested after 24 months of the grant date in two equal installments over the following 24 months
Share-based compensation
Number of vesting installments | installment	2
Share Incentive Scheme
Share-based compensation
share option granted | shares	0	0	0
2011 Incentive Scheme
Share-based compensation
share option granted | shares	8,074,500
Total intrinsic value	$ 0	$ 0	$ 0
2011 Incentive Scheme | Vested in three equal installments over the following 36 months
Share-based compensation
Number of vesting installments | installment	3
Vesting period	36 months
2011 Incentive Scheme | Vested after 24 months of the grant date in two equal installments over the following 24 months
Share-based compensation
Vesting period	24 months
Vesting percentage	50.00%
Vesting percentage remaining	50.00%
Secondary vesting period	24 months
2011 Incentive Scheme | Vested after 24 months of the grant date in one installments over the following 12 months
Share-based compensation
Number of vesting installments | installment	1
Vesting period	24 months
Vesting percentage	50.00%
Vesting percentage remaining	50.00%
Secondary vesting period	12 months
Share options | 2011 Incentive Scheme
Share-based compensation
Allocated Share-based Compensation Expense	$ 0	120	1,022
Restricted shares | 2011 Incentive Scheme
Share-based compensation
Allocated Share-based Compensation Expense	2,773	7,929	12,602
Restricted share units | 2011 Incentive Scheme
Share-based compensation
Allocated Share-based Compensation Expense	$ 12,554	$ 13,766	$ 21,463